Inventories (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Consumables and reagent		$ 4,404,959	$ 3,870,493
Finished goods		2,424,267	627,084
Inventories	$ 11,296,467	$ 6,829,226	$ 4,497,577